CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	¥ 512,830		¥ 5,461,264		$ 80,474
Restricted cash	58,020		59,791		9,105
Total cash, cash equivalents, and restricted cash	570,850		5,521,055	¥ 1,156,133	$ 89,579
Supplemental disclosure for cash flow information
Cash paid for interest	5,013	$ 787	21,718
Supplemental disclosure of non-cash investing and financing activities:
Accretion of convertible redeemable preferred shares			375,649	795,015
Payables related to property and equipment	¥ (655)	$ (103)	(1,321)	¥ (8,852)
Issuance cost			¥ 38,821